Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts
Interest capitalized				525
Estimated useful life		30 years
Number of vessels tested for potential impairment	2
Redeemable preferred shares dividend paid		3-month U.S. dollar LIBOR plus 2% on the original issue price
Tonnage tax included within operating expenses		146	124	130
Deferred tax liability recognized		27
Deferred tax asset			$ 29
UNITED KINGDOM
Significant Accounting Policies [Line Items]
Principal rate of corporate income tax		24.00%	26.00%	28.00%